Goodwill and other intangible assets (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other intangible assets (CHF million)
Gross carrying amount	402	403
Accumulated amortization	(215)	(189)
Net carrying amount	187	214
Non-amortizing other intangible assets	101	98
of which mortgage servicing rights, at fair value	70	66
Total other intangible assets, gross	503	501
Total other intangible assets, net	288	312
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	30	34	42
Impairment	0	1	7
Estimated amortization expenses (CHF million)
2012	27
2013	24
2014	23
2015	22
2016	18
Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	26	26
Accumulated amortization	(21)	(21)
Net carrying amount	5	5
Client relationships
Other intangible assets (CHF million)
Gross carrying amount	369	377
Accumulated amortization	(193)	(168)
Net carrying amount	176	209
Other
Other intangible assets (CHF million)
Gross carrying amount	7	0
Accumulated amortization	(1)	0
Net carrying amount	6	0